General Information (Details textuals)	1 Months Ended									12 Months Ended
	Sep. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 25, 2022	Jul. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Jul. 31, 2021	Jan. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Ambipar Response Marine S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group								60.00%
Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group	70.00%									70.00%
Ambipar Response Mexico S. de R.L. de C.V. [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group										100.00%	100.00%
Ownership held by NCI										0.00%	0.00%
DFA Contracting Ltd | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Ownership held by Group										100.00%	100.00%
Ownership held by NCI										0.00%	0.00%
Lacerda & Lacerda Servios de Transportes e Emergncias Ambientais Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group										100.00%	100.00%
Ownership held by NCI										0.00%	0.00%
Ambipar Response Marine S.A. | Dracares Apoio Martimo e Porturio Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group										90.00%
Ownership held by NCI							51.00%
Effective ownership percentage									45.90%
Ambipar Response Maritime Services PDA S.A.
Disclosure of detailed information about business combination [line items]
Effective ownership percentage								24.48%
Ambipar Response Maritime Services PDA S.A. | Ambipar Response Marine S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group						51.00%		90.00%		27.54%	24.48%
Ownership held by NCI										72.46%	75.52%
Ambipar Response Geociências Ltda. [Member]
Disclosure of detailed information about business combination [line items]
Ownership held by Group										55.00%
Ambipar Response Geociências Ltda. [Member] | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group										38.50%	38.50%
Ownership held by NCI										61.50%	61.50%
Effective ownership percentage					70.00%					38.50%
Ambipar Response Analytical S/A.
Disclosure of detailed information about business combination [line items]
Effective ownership percentage			35.70%
Ambipar Response Analytical S/A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group	51.00%									35.70%	35.70%
Ownership held by NCI										64.30%	64.30%
Ambipar Response Fauna e Flora Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group										70.00%	70.00%
Ownership held by NCI										30.00%	30.00%
Ambipar Response Environmental Consulting Offshore S.A.
Disclosure of detailed information about business combination [line items]
Effective ownership percentage			42.00%
Ambipar Response Environmental Consulting Offshore S.A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group			60.00%							42.00%	42.00%
Ownership held by NCI										58.00%	58.00%
Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group			51.00%
Effective ownership percentage	35.70%
Ambipar Response Remediation S.A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group	51.00%									35.70%	35.70%
Ownership held by NCI										64.30%	64.30%
Ambipar Response Remediation Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group	70.00%		51.00%
Effective ownership percentage	35.70%
Ambipar Response Remediation Ltda | Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group					100.00%					35.70%	35.70%
Ownership held by NCI										64.30%	64.30%
RMC2 Soluções Ambientais Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group	70.00%			50.00%
RMC2 Soluções Ambientais Ltda | Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group		51.00%		100.00%						17.85%	17.85%
Ownership held by NCI										82.15%	82.15%
RMC2 Soluções Ambientais Ltda | Ambipar Response Remediation Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group	26.01%
Ambipar Response Tank Cleaning S/A
Disclosure of detailed information about business combination [line items]
Ownership held by Group		51.00%
Ambipar Response Tank Cleaning S/A | Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group										51.00%	51.00%
Ownership held by NCI										49.00%	49.00%
Ambipar C-Safety Comércio, Indústria e Serviços Ltda
Disclosure of detailed information about business combination [line items]
Effective ownership percentage		51.00%
Ambipar C-Safety Comércio, Indústria e Serviços Ltda | Ambipar Response Tank Cleaning S/A
Disclosure of detailed information about business combination [line items]
Ownership held by Group										51.00%	51.00%
Ownership held by NCI										49.00%	49.00%
Ambipar Response Industrial Services S.A. | Ambipar Response Tank Cleaning S/A
Disclosure of detailed information about business combination [line items]
Ownership held by Group										26.01%	26.01%
Ownership held by NCI										73.99%	73.99%
Unidroid Robotica Do Brasil Ltda
Disclosure of detailed information about business combination [line items]
Effective ownership percentage										26.01%
1653395 Alberta Ltd ("165 AB") | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Ownership held by Group										100.00%	100.00%
Ownership held by NCI										0.00%	0.00%
1653395 Alberta Ltd ("165 AB") | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Ownership held by Group										0.00%	70.00%
Ownership held by NCI										0.00%	30.00%